Asset Retirement Obligations (Tables) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Asset Retirement Obligations Reconciliation
The following presents a reconciliation of the Company’s asset retirement obligations:

	December 31,
	2012	2011
	(in thousands)

Asset retirement obligations at beginning of year	$71,142	$42,945
Liabilities added from acquisitions	63,663	19,853
Liabilities added from drilling	1,799	1,277
Current year accretion expense	8,550	4,140
Settlements	(3,640)	(2,218)
Revision of estimates	10,460	5,145
Asset retirement obligations at end of year	$151,974	$71,142